Operating profit (Tables)	12 Months Ended
Mar. 31, 2022
Operating profit.
Schedule of operating profit

	2022	2021	2020
	€m	€m	€m
Amortisation of intangible assets (note 10)	4,044	4,421	4,459
Depreciation of property, plant and equipment (note 11):
Owned assets	5,857	5,766	5,995
Leased assets	3,944	3,914	3,720
Impairment losses (note 4)	–	–	1,685
Staff costs (note 24)	5,334	5,157	5,462
Amounts related to inventory included in cost of sales	5,671	5,160	5,699
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	(1,092)	(995)	(902)
Gain on disposal of Indus Towers Limited[1]	110	–	–
Pledge arrangements in respect of Indus Towers Limited[1] (note 29)	(15)	(429)	–
Net gain on formation of TPG Telecom[1] (note 12)	–	1,043	–
Net gain on formation of Indus Towers Limited[1] (note 12)	–	292	–
Settlement of tender offer to KDG shareholders[1]	–	(204)	–
Net gain on disposal of Vodafone New Zealand[1]	–	–	(1,078)
Net gain on disposal of tower infrastructure in Italy[1]	–	–	(3,356)
Net gain on disposal of Vodafone Malta[1]	–	–	(170)

Note:

1	Included in Other income and expense in the Consolidated income statement.

Schedule of auditors remuneration

	2022	2021	2020
		Re-presented[1]
	€m	€m	€m
Parent company	4	3	4
Subsidiaries[2]	19	18	17
Subsidiaries - new accounting standards[3]	–	–	1
Audit fees[4]	23	21	22

Vantage Towers IPO[5]	–	11	5
Audit-related[6]	2	–	1
Corporate finance[7]	–	–	1
Non-audit fees	2	11	7

Total fees	25	32	29

Notes:

1	Audit fees of subsidiaries for the year ended 31 March 2021 have increased by €1 million compared to the amount previously reported. Similarly, Vantage Towers IPO non-audit fees have increased by €3 million. This is to include fees agreed during the year ended 31 March 2022 but which related to the year ended 31 March 2021.
2	During the year ended 31 March 2021, audit fees of €1 million were incurred for incremental financial statement audit services during the IPO of Vantage Towers A.G.
3	Fees for the implementation of new accounting standards, notably IFRS 15 ‘Revenue from Contracts with Customers’ and IFRS 16 ‘Leases’.
4	Includes fees in connection with the interim review, preliminary announcement and controls audit required under Section 404 of the Sarbanes Oxley Act. In total this amounted to €1 million in each of the years presented.
5	Fees incurred for IPO services relating to the IPO of Vantage Towers A.G. on 18 March 2021.
6	Fees for statutory and regulatory filings during the year.
7	At the time of the Board decision to recommend Ernst & Young LLP as the statutory auditor for the year ended 31 March 2020 in February 2019, Ernst & Young LLP were providing a range of services to the Group. All services that were prohibited by the Financial Reporting Council (‘FRC’) or Securities and Exchange Commission (‘SEC’) for a statutory auditor to provide ceased by 31 March 2019. All engagements that were not prohibited by the FRC or SEC but were not in accordance with the Group’s own internal approval policy for non-audit services, ceased early in the financial year ended 31 March 2020 to enable a smooth transition to alternative suppliers, where required.